THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMMON STOCK (85.2%)
AUSTRALIA (0.5%)
North Ltd. (Metals & Mining)(s)..................    1,052,500   $  2,067,379
                                                                 ------------

AUSTRIA (0.5%)
Bank Austria AG (Banking)(s)+....................       42,732      2,259,320
                                                                 ------------

CANADA (0.5%)
Royal Bank of Canada (Banking)(s)................       47,900      2,162,351
                                                                 ------------
CHILE (0.5%)
Enersis SA (Spon. ADR) (Electric)(s).............       88,300      2,041,938
                                                                 ------------

CHINA (0.5%)
Huaneng Power International, Inc. (Spon. ADR)
  (Energy Source)(s).............................      135,000      1,434,375
Huaneng Power International, Inc., H Shares
  (Energy Source)(s).............................    3,000,000        791,869
                                                                 ------------
                                                                    2,226,244
                                                                 ------------

FINLAND (1.3%)
Sampo Insurance Co. Ltd., A Shares
  (Insurance)(s).................................       56,000      1,832,542
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................      276,664      3,986,731
                                                                 ------------
                                                                    5,819,273
                                                                 ------------

FRANCE (12.3%)
Axa (Insurance)(s)...............................        8,400      1,132,511
Banque Nationale de Paris (Financial
  Services)(s)...................................       92,310      8,458,097
Carrefour SA (Retail)(s).........................       25,370      4,419,255
Christian Dior SA (Retail)(s)....................       23,100      4,151,765
Coflexip SA (Oil-Services)(s)+...................       36,700      3,030,138
Compagnie de Saint-Gobain SA (Building
  Materials)(s)..................................        8,935      1,520,421
Groupe Danone (Food, Beverages & Tobacco)(s).....        8,009      1,857,183
Rhodia SA (Chemicals)(s).........................      198,800      3,623,076
Sanofi-Synthelabo SA (Pharmaceuticals)(s)+.......       29,452      1,212,888
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
FRANCE (CONTINUED)
STMicroelectronics NV (Electronics)(s)...........       45,718   $  6,214,462
Total Fina SA (Oil-Services)(s)+.................       13,050            131
Total Fina SA, B Shares (Oil-Services)(s)+.......      101,246     13,466,763
Total Fina SA, B Shares (Oil-Services)(s)........       13,050      1,747,611
Vivendi (Utilities)(s)...........................       38,979      3,120,185
                                                                 ------------
                                                                   53,954,486
                                                                 ------------

GERMANY (6.1%)
BASF AG (Chemicals)(s)...........................       26,700      1,235,320
Celanese AG (Chemicals)(s)+......................       10,170        156,673
Entrium Direct Bankers AG (Banking)(s)+..........       25,136        368,249
Hoechst AG (Holding Companies)(s)................      110,700      5,038,121
Mannesmann AG (Diversified Manufacturing)(s).....       25,000      5,195,558
Merck KGaA (Pharmaceuticals)(s)..................       36,900      1,077,474
Schering AG (Pharmaceuticals)(s).................       62,580      7,403,822
Stinnes AG (Transport & Services)(s)+............       38,100        740,397
VEBA AG (Utilities)(s)...........................       63,800      3,115,623
Volkswagen AG (Automotive)(s)....................       34,520      1,619,717
WWL Internet AG (Computer Software)(s)+..........       37,647        940,080
                                                                 ------------
                                                                   26,891,034
                                                                 ------------

HONG KONG (2.0%)
Guoco Group Ltd. (Financial Services)(s).........      380,000      1,144,927
Hongkong Electric Holdings Ltd. (Electric)(s)....    1,597,100      5,038,213
I-CABLE Communications Ltd. (Telecommunication
  Services)(s)+..................................        2,000          3,077
The Wharf (Holdings) Ltd. (Real Estate)(s).......      960,000      2,435,094
                                                                 ------------
                                                                    8,621,311
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
INDIA (0.8%)
ICICI Ltd. (GDR) (Financial Services)(s).........       94,569   $  1,146,649
ICICI Ltd. (Spon. ADR) (Financial
  Services)(s)+..................................       28,431        316,295
Reliance Industries (GDR) (Diversified
  Manufacturing)(s)..............................      139,700      1,882,458
                                                                 ------------
                                                                    3,345,402
                                                                 ------------

IRELAND (0.3%)
Eircom PLC (Telecommunication Services)(s).......      171,200        682,624
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................      277,000        753,054
                                                                 ------------
                                                                    1,435,678
                                                                 ------------

ITALY (2.6%)
Bayerische Vita SPA (Insurance)(s)...............      139,300        904,677
Mediaset SPA (Broadcasting & Publishing)(s)......      198,000      2,252,818
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................    1,040,000      5,602,342
UniCredito Italiano SPA (Financial
  Services)(s)...................................      550,000      2,564,048
                                                                 ------------
                                                                   11,323,885
                                                                 ------------
JAPAN (20.7%)
Asahi Breweries Ltd. (Food, Beverages &
  Tobacco)(s)....................................      119,000      1,403,288
Daicel Chemical Industries Ltd. (Chemicals)(s)...      844,000      2,494,377
Fujitsu Ltd. (Computer Systems)(s)...............      280,000      9,919,261
Honda Motor Co. Ltd. (Automotive)(s).............       37,000      1,520,771
Ito - Yokado Co. Ltd. (Retail)(s)................       42,000      4,521,210
Mitsubishi Chemical Corp. (Chemicals)(s).........    1,310,000      5,409,990
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................      697,000      6,077,475
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....    1,062,000      3,273,767
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
JAPAN (CONTINUED)
Nippon Yusen Kabushiki Kaisha
  (Transportation)(s)............................      295,000   $  1,192,298
Rohm Co. Ltd. (Electronics)(s)...................       33,000      8,939,078
Softbank Corp. (Computer Software)(s)............       14,900     10,746,486
Sony Corp. (Electronics)(s)......................       39,300      7,268,873
Suzuki Motor Corp. (Automotive)(s)...............      124,000      1,819,014
Taiheiyo Cement Corp. (Building Materials)(s)....      724,000      1,424,122
Takeda Chemical Industries (Chemicals)(s)........       86,100      5,072,387
The Fuji Bank Ltd. (Banking)(s)..................      542,000      6,481,615
Toppan Forms Co., Ltd. (Broadcasting &
  Publishing)(s).................................       46,000      1,267,211
Tostem Corp. (Construction & Housing)(s).........      173,000      3,106,668
West Japan Railway Co. (Railroads)(s)............          709      2,865,557
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................      136,000      5,922,590
                                                                 ------------
                                                                   90,726,038
                                                                 ------------

MEXICO (1.4%)
Consorcio Ara SA de CV (Construction &
  Housing)(s)+...................................    1,350,000      1,802,481
Grupo Televisa SA de CV (Spon. GDR) (Broadcasting
  & Publishing)(s)+..............................       85,100      4,153,944
                                                                 ------------
                                                                    5,956,425
                                                                 ------------

NETHERLANDS (6.5%)
Akzo Nobel NV (Chemicals)(s).....................       53,100      2,272,302
ING Groep NV (Financial Services)(s).............       79,572      4,474,721
Koninklijke (Royal) Philips Electronics NV
  (Electronics)(s)...............................       86,248     10,494,898
Laurus NV (Retail)(s)............................      158,764      2,965,367
Unilever NV (Food, Beverages & Tobacco)(s).......        4,375        240,962
Vedior NV (Business & Public Services)(s)........       72,207        796,115

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
NETHERLANDS (CONTINUED)
Vendex NV (Retail)(s)............................       85,442   $  2,254,007
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................      161,116      4,858,677
                                                                 ------------
                                                                   28,357,049
                                                                 ------------
NEW ZEALAND (0.1%)
Fletcher Challenge Paper (Forest Products &
  Paper)(s)......................................    1,080,000        644,053
                                                                 ------------

NORWAY (0.8%)
Sparebanken NOR (Banking)(s)+....................       99,760      2,314,091
Stolt - Nielsen SA (Spon. ADR)
  (Transportation)(s)............................       81,910      1,233,769
                                                                 ------------
                                                                    3,547,860
                                                                 ------------

PHILIPPINES (0.7%)
ABS- CBN Broadcasting Corporation (Broadcasting &
  Publishing)(s)+................................    1,700,000      1,845,119
First Philippine Holdings Corp., Class B (Multi -
  Industry)(s)...................................    1,491,920      1,219,006
                                                                 ------------
                                                                    3,064,125
                                                                 ------------

PORTUGAL (1.0%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........      117,519      2,520,404
Portugal Telecom SA (Telecommunication
  Services)(s)...................................      219,450      2,110,190
                                                                 ------------
                                                                    4,630,594
                                                                 ------------
RUSSIA (1.0%)
Surgutneftegaz (Spon. ADR) (Oil-Production)(s)...      464,500      4,296,625
                                                                 ------------

SINGAPORE (2.6%)
Chartered Semiconductor Manufacturing Ltd.
  (Semiconductors)(s)+...........................       30,500      1,633,656
DBS Group Holdings Ltd. (Financial
  Services)(s)...................................      355,414      4,611,983
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
SINGAPORE (CONTINUED)
Neptune Orient Lines Ltd. (Transport &
  Services)(s)+..................................    1,427,000   $  2,123,541
Overseas Union Bank Ltd. (Banking)(s)............      638,378      2,963,938
                                                                 ------------
                                                                   11,333,118
                                                                 ------------

SOUTH AFRICA (0.5%)
South African Breweries PLC (Food, Beverages &
  Tobacco)(s)....................................      216,308      2,031,723
                                                                 ------------

SOUTH KOREA (0.4%)
Housing & Commercial Bank (GDR) (Banking)(s)+....       54,700      1,515,190
Samsung Electronics (GDR) (144A)
  (Electronics)(s)...............................          454         47,420
                                                                 ------------
                                                                    1,562,610
                                                                 ------------

SPAIN (4.5%)
Acerinox SA (Metals & Mining)(s).................       46,500      1,430,364
Actividades de Construccion y Servicios SA
  (Construction & Housing)(s)....................       97,800      2,362,390
Banco Bilbao Vizcaya SA (Banking)(s).............      159,000      2,217,325
Banco Santander Central Hispano SA
  (Banking)(s)+..................................      400,000      4,394,073
Iberdrola SA (Electric)(s).......................      566,600      7,895,783
Indra Sistemas SA (Electronics)(s)+..............      116,364      1,570,023
                                                                 ------------
                                                                   19,869,958
                                                                 ------------

SWEDEN (0.4%)
ForeningsSparbanken AB (Banking)(s)..............      120,000      1,849,186
                                                                 ------------

SWITZERLAND (7.1%)
ABB Ltd. (Electrical Equipment)(s)+..............       36,633      3,602,524
Barry Callebaut AG (Food, Beverages &
  Tobacco)(s)....................................        3,200        478,225
Nestle SA (Food, Beverages & Tobacco)(s).........        2,980      5,361,023

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
SWITZERLAND (CONTINUED)
Roche Holding AG (Pharmaceuticals)(s)............          467   $  5,636,115
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)(s).................................        2,930      5,976,461
Swisscom AG (Telecommunication Services)(s)......       16,300      5,532,776
UBS AG (Banking)(s)..............................       16,575      4,532,153
                                                                 ------------
                                                                   31,119,277
                                                                 ------------
UNITED KINGDOM (9.3%)
Allied Zurich PLC (Insurance)(s).................      494,700      5,988,103
Anglian Water PLC (Pollution Control)(s).........      145,000      1,532,296
British Airways PLC (Airlines)(s)................      460,000      2,734,585
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................      222,000      1,394,870
Cable & Wireless PLC (Telecommunications)(s).....      404,700      5,133,963
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........      141,100      4,215,932
Lloyds TSB Group PLC (Banking)(s)................      107,400      1,375,289
National Power PLC (Electric)(s).................      176,000      1,128,969
Norwich Union PLC (Insurance)(s).................      280,000      1,988,963
PIC International Group PLC (Food, Beverages &
  Tobacco)(s)+...................................    1,103,600        492,157
Railtrack Group PLC (Transportation)(s)..........      132,700      2,039,539
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................      271,818      1,658,100
Shell Transport & Trading Co.
  (Oil-Services)(s)..............................      562,700      4,328,703
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...      227,300      1,534,062
Tesco PLC (Retail)(s)............................      806,200      2,182,858
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
UNITED KINGDOM (CONTINUED)

Unilever PLC (Food, Beverages & Tobacco)(s)......      242,857   $  1,783,139
Woolwich PLC (Financial Services)(s).............      188,374      1,091,334
                                                                 ------------
                                                                   40,602,862
                                                                 ------------

VENEZUELA (0.3%)
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services)(s)..........       63,600      1,522,425
                                                                 ------------
  TOTAL COMMON STOCK
   (COST $304,316,369)...........................                 373,262,229
                                                                 ------------

CONVERTIBLE PREFERRED STOCKS (1.0%)
AUSTRALIA (1.0%)
National Australia Bank (Banking) (COST
  $4,823,074)....................................      170,000      4,547,500
                                                                 ------------

PREFERRED STOCK (3.7%)
AUSTRALIA (2.1%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...    1,209,800      9,397,759
                                                                 ------------

BRAZIL (1.4%)
Embratel Participacoes SA (ADR)
  (Telecommunication Services)(s)................      274,331      5,109,415
Tele Norte Leste Participacoes SA (ADR)
  (Telecommunication Services)(s)................       45,716        814,317
                                                                 ------------
                                                                    5,923,732
                                                                 ------------

GERMANY (0.2%)
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................           95          4,421
Volkswagen AG (Automotive)(s)....................       31,300        819,408
                                                                 ------------
                                                                      823,829
                                                                 ------------
  TOTAL PREFERRED STOCK (COST $13,238,186).......                  16,145,320
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT         VALUE
-------------------------------------------------  ------------  -------------
CONVERTIBLE BONDS (2.3%)
CHINA (0.9%)
Huaneng Power International, 1.75% due 05/21/04
  (Energy Source)................................  $ 3,800,000   $  3,857,000
                                                                 ------------
NETHERLANDS (1.4%)
Telefonica Europe BV, 2.00% due 07/15/02
  (Telecommunications Services)..................    2,938,000      6,243,250
                                                                 ------------
  TOTAL CONVERTIBLE BONDS (COST $8,387,481)......                  10,100,250
                                                                 ------------

SHORT-TERM INVESTMENTS (3.2%)
REPURCHASE AGREEMENT (2.8%)
State Street Bank and Trust Co. Repurchase
  Agreement, 4.50% dated 11/30/99 due 12/01/99,
  proceeds $12,520,565 (collateralized by
  $12,725,000, U.S. Treasury Note, 5.75% due
  10/31/00, valued at $12,772,719)...............   12,519,000     12,519,000
                                                                 ------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT         VALUE
-------------------------------------------------  ------------  -------------

U.S. TREASURY OBLIGATIONS (0.4%)
United States Treasury Bills, 5.30%(y) due
  03/02/00(s)....................................  $ 1,580,000   $  1,559,246
                                                                 ------------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $14,079,801)............................                  14,078,246
                                                                 ------------
TOTAL INVESTMENTS
  (COST $344,844,911) (95.4%)..................................   418,133,545
OTHER ASSETS IN EXCESS OF
  LIABILITIES (4.6%)...........................................    20,258,823
                                                                 ------------
NET ASSETS (100.0%)............................................  $438,392,368
                                                                 ============

------------------------------
Note: Based on the cost of investments of $346,219,497 for federal income tax purposes at November 30, 1999, the aggregate gross unrealized appreciation and depreciation was $89,466,610 and $17,552,562, respectively, resulting in net unrealized appreciation of $71,914,048.

+ - Non-income producing security.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $155,437,924 of the market value has been segregated.

(y) Yield to maturity.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Spon. ADR - Sponsored ADR.

Spon. GDR - Sponsored GDR.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENT
                                                    ----------------
Banking...........................................        10.2%
Electronics.......................................         8.2%
Telecommunication Services........................         6.6%
Pharmaceuticals...................................         6.1%
Financial Services................................         5.7%
Broadcasting & Publishing.........................         5.6%
Oil Services......................................         5.4%
Retail............................................         4.9%
Chemicals.........................................         4.8%
Insurance.........................................         4.7%
Food, Beverages and Tobacco.......................         4.1%
Electric..........................................         3.9%
Short Term Investments............................         3.0%
Computer Software.................................         2.8%
Computer Systems..................................         2.4%
Construction & Housing............................         1.7%
Diversified Manufacturing.........................         1.7%
Utilities.........................................         1.5%
Energy Source.....................................         1.5%
Wholesale & International Trade...................         1.4%
Automotive........................................         1.4%
Telecommunications................................         1.2%
Holding Companies.................................         1.2%
Forest Products & Paper...........................         1.1%
Transportation....................................         1.1%
Oil Production....................................         1.0%
Electrical Equipment..............................         0.9%
Metals & Mining...................................         0.8%
Building Materials................................         0.7%
Railroads.........................................         0.7%
Transport & Services..............................         0.7%
Airlines..........................................         0.7%
Real Estate.......................................         0.6%
Semiconductors....................................         0.4%
Government Obligations............................         0.4%
Pollution Control.................................         0.4%
Multi-Industry....................................         0.3%
Business & Public Services........................         0.2%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $344,844,911)           $418,133,545
Cash                                                  4,588,989
Foreign Currency at Value (Cost $16,922,459)         16,793,825
Receivable for Investments Sold                       3,291,277
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  1,255,249
Foreign Tax Reclaim Receivable                        1,072,112
Dividends Receivable                                    465,031
Interest Receivable                                      25,603
Deferred Organization Expenses                            5,750
Prepaid Expenses and Other Assets                         2,208
                                                   ------------
    Total Assets                                    445,633,589
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     5,918,539
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    642,156
Variation Margin Payable                                259,739
Advisory Fee Payable                                    212,807
Custody Fee Payable                                      93,275
Foreign Withholding Tax Payable                          48,992
Administrative Services Fee Payable                       8,855
Administration Fee Payable                                  378
Fund Services Fee Payable                                   235
Accrued Trustees' Fees and Expenses                          99
Accrued Expenses                                         56,146
                                                   ------------
    Total Liabilities                                 7,241,221
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $438,392,368
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $930,345)                                                  $  6,636,197
Interest Income (Net of Foreign Withholding Tax
  of $1,504)                                                         643,427
                                                                ------------
    Investment Income                                              7,279,624
EXPENSES
Advisory Fee                                       $ 2,133,208
Custodian Fees and Expenses                            494,799
Administrative Services Fee                             91,386
Professional Fees and Expenses                          51,752
Fund Services Fee                                        6,949
Administration Fee                                       4,338
Trustees' Fees and Expenses                              3,088
Amortization of Organization Expenses                    2,147
Miscellaneous                                            9,795
                                                   -----------
    Total Expenses                                                 2,797,462
                                                                ------------
NET INVESTMENT INCOME                                              4,482,162
NET REALIZED GAIN ON
  Investment Transactions                           27,460,443
  Futures Contracts                                  2,846,712
  Foreign Currency Contracts and Transactions        4,037,689
                                                   -----------
    Net Realized Gain                                             34,344,844
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       60,321,714
  Futures Contracts                                    507,940
  Foreign Currency Contracts and Translations        2,335,280
                                                   -----------
    Net Change in Unrealized Appreciation                         63,164,934
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $101,991,940
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   NOVEMBER 30, 1999  NOVEMBER 30, 1998
                                                   -----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,482,162   $      4,784,491
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions        34,344,844        (31,808,619)
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                             63,164,934         21,154,264
                                                   ----------------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         101,991,940         (5,869,864)
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           252,736,681        358,018,439
Withdrawals                                            (296,593,455)      (245,865,781)
                                                   ----------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                      (43,856,774)       112,152,658
                                                   ----------------   ----------------
    Total Increase in Net Assets                         58,135,166        106,282,794
NET ASSETS
Beginning of Fiscal Year                                380,257,202        273,974,408
                                                   ----------------   ----------------
End of Fiscal Year                                 $    438,392,368   $    380,257,202
                                                   ================   ================

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR     FOR THE PERIOD
                                                          ENDED           FEBRUARY 26, 1997
                                                       NOVEMBER 30,       (COMMENCEMENT OF
                                                   --------------------  OPERATIONS) THROUGH
                                                     1999       1998      NOVEMBER 30, 1997
                                                   ---------  ---------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                       0.79%      0.85%                  0.89%(a)
  Net Investment Income                              1.26%      1.07%                  1.26%(a)
  Expenses without Reimbursement                     0.79%      0.85%                  0.92%(a)
Portfolio Turnover                                     80%       143%                    72%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Opportunities Portfolio (the "portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The portfolio commenced operations on February 26, 1997. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $12,800. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

   e) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   g) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as the income and/or capital gains are earned.

      2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"),a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the fiscal year ended November 30, 1999, such fees amounted to $2,133,208.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1999, the fee for these services amounted to $4,338.

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as Investment Advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1999, the fee for these services amounted to $91,386.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.00% of the average daily net assets of the portfolio through March 30, 1999. This reimbursement arrangement was terminated on March 30, 1999 at the option of J.P. Morgan. For the fiscal year ended November 30, 1999, there was no reimbursement to the portfolio.

   d) The trust, on behalf of the portfolio, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $6,949 for the fiscal year ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended November 30, 1999 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$    269,889,490   $316,981,039

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

Open futures contracts at November 30, 1999 are summazed as follows:

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   CURRENT MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)      OF CONTRACTS
                                                   --------------  --------------  --------------------
Australian All Ordinary Index, expiring December
 1999............................................              9   $      (2,607)  $           433,723
CAC 40 Index, expiring December 1999.............             60         (12,805)            3,249,874
DAX Index, expiring December 1999................             27         156,668             4,010,739
FTSE 100 Index, expiring December 1999...........             95         643,093            10,040,213
Hang Seng Index, expiring December 1999..........              5           1,170               495,608
IBEX 35 Index, expiring December 1999............             19          62,717             2,099,817
TOPIX Index, expring December
 1999............................................             57         202,626             9,146,695
                                                   -------------   -------------   -------------------
Totals...........................................            272   $   1,050,862   $        29,476,669
                                                   =============   =============   ===================

At November 30, 1999, the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
                                                      VALUE      11/30/99    (DEPRECIATION)
                                                   -----------  -----------  --------------
PURCHASE CONTRACTS
Canadian Dollar 19,573,957, expiring 12/17/99....  $13,388,479  $13,298,284  $     (90,195)
British Pound 18,526,035, expiring 12/17/99......   30,016,809   29,515,566       (501,243)
British Pound 2,241,125 for EUR 3,543,000,
 expiring 12/17/99...............................    3,572,599    3,570,546         (2,053)
Japanese Yen 1,907,280,837, expiring 12/17/99....   18,044,284   18,721,287        677,003
Swedish Krona 22,860,991, expiring 12/17/99......    2,737,843    2,692,727        (45,116)

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   SETTLEMENT    VALUE AT    APPRECIATION/
                                                      VALUE      11/30/99    (DEPRECIATION)
                                                   -----------  -----------  --------------
SALES CONTRACTS
Australian Dollar 2,240,344, expiring 12/17/99...  $ 1,428,668  $ 1,425,049  $       3,619
Euro 15,194,771, expiring 12/17/99...............   15,696,350   15,321,711        374,639
Hong Kong Dollar 25,000,000, expiring 12/17/99...    3,216,427    3,218,867         (2,440)
Norwegian Krone 21,032,974, expiring 12/17/99....    2,648,832    2,609,694         39,138
Singapore Dollar 8,503,000, expiring 12/17/99....    5,094,667    5,070,648         24,019
Swiss Franc 8,916,031, expiring 12/17/99.........    5,752,291    5,616,569        135,722
                                                                             -------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $     613,093
                                                                             =============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The International Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Opportunities Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "portfolio") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period February 26, 1997 (commencement of operations) through November 30, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 14, 2000